497(e)
                                                                         2-30070

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")


1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


--------------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/FI Mid Cap                           EQ/Mid Cap Index
--------------------------------------------------------------------------------
  EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
--------------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                     applicable)
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                              o Tradewinds Global Investors, LLC
                                                              o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------



Series 100-500 NB/IF (AR)                                               x02233
Form # 888-528 (10/08)                                          140626 (10/08)

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                  Objective                                             applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.           o AXA Equitable
                                                                                       o Hirayama Investments, LLC
                                                                                       o SSgA Funds Management, Inc.
                                                                                       o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a     o AXA Equitable
                               secondary objective to seek reasonable current income.  o Institutional Capital LLC
                               For purposes of this Portfolio, the words "reasonable   o SSgA Funds Management, Inc.
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.              o AXA Equitable
                                                                                       o Marsico Capital Management, LLC
                                                                                       o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                  o AXA Equitable
                                                                                       o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.        o AXA Equitable
                                                                                       o SSgA Funds Management, Inc.
                                                                                       o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS         Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
                               moderate risk to capital.                               o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Acquired      Total Annual    Fee Waivers      Net Total
                                                                        Fund Fees       Expenses        and/or          Annual
                                                                       and Expenses      (Before         Expense        Expenses
                                    Management     12b-1     Other    (Underlying        Expense       Reimburse-    (After Expense
  Portfolio Name                       Fees        Fees     Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock   0.35%           --      0.11%           --        0.46%                --        0.46%
  EQ/Large Cap Growth Index           0.35%         0.25%     0.13%           --        0.73%                --        0.73%
  EQ/Large Cap Value Index            0.35%         0.25%     0.17%           --        0.77%                --        0.77%
  EQ/Large Cap Value PLUS             0.46%           --      0.16%           --        0.62%                --        0.62%
  EQ/Mid Cap Index                    0.35%         0.25%     0.12%           --        0.72%                --        0.72%
  EQ/Quality Bond PLUS                0.40%           --      0.19%           --        0.59%                --        0.59%
------------------------------------------------------------------------------------------------------------------------------------

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.)

EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --
FOR IRA CONTRACTS



------------------------------------------------------------------------------------------------------------------------------------
                                         If you surrender your contract at the        If you annuitize at the end of the
                                           end of the applicable time period               applicable time period(1)
------------------------------------------------------------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $747     $1,181     $1,642      $2,558     N/A       $1,181     $1,642      $2,558
  EQ/Large Cap Growth Index              $779     $1,277     $1,802      $2,894     N/A       $1,277     $1,802      $2,894
  EQ/Large Cap Value Index               $783     $1,288     $1,822      $2,935     N/A       $1,288     $1,822      $2,935
  EQ/Large Cap Value PLUS                $768     $1,244     $1,747      $2,780     N/A       $1,244     $1,747      $2,780
  EQ/Mid Cap Index                       $778     $1,274     $1,797      $2,883     N/A       $1,274     $1,797      $2,883
  EQ/Quality Bond PLUS                   $765     $1,235     $1,732      $2,748     N/A       $1,235     $1,732      $2,748
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                        If you do not surrender your contract
                                             at the end of the applicable
                                                     time period
--------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $190      $589      $1,013     $2,192
  EQ/Large Cap Growth Index              $224      $691      $1,183     $2,539
  EQ/Large Cap Value Index               $228      $703      $1,205     $2,582
  EQ/Large Cap Value PLUS                $212      $656      $1,125     $2,421
  EQ/Mid Cap Index                       $223      $687      $1,178     $2,529
  EQ/Quality Bond PLUS                   $209      $646      $1,109     $2,389
--------------------------------------------------------------------------------

     (1) Please see "When withdrawal charges do not apply" in "Charges and expenses" in the prospectus for more information on withdrawal charge waivers upon annuitization.


EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --
FOR NQ CONTRACTS



------------------------------------------------------------------------------------------------------------------------------------
                                         If you surrender your contract at the        If you annuitize at the end of the
                                           end of the applicable time period               applicable time period(1)
------------------------------------------------------------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $747     $1,181     $1,613      $2,192     N/A       $1,181     $1,613      $2,192
  EQ/Large Cap Growth Index              $779     $1,277     $1,783      $2,539     N/A       $1,277     $1,783      $2,539
  EQ/Large Cap Value Index               $783     $1,288     $1,805      $2,582     N/A       $1,288     $1,805      $2,582
  EQ/Large Cap Value PLUS                $768     $1,244     $1,725      $2,421     N/A       $1,244     $1,725      $2,421
  EQ/Mid Cap Index                       $778     $1,274     $1,778      $2,529     N/A       $1,274     $1,778      $2,529
  EQ/Quality Bond PLUS                   $765     $1,235     $1,709      $2,389     N/A       $1,235     $1,709      $2,389
------------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------
                                        If you do not surrender your contract
                                             at the end of the applicable
                                                     time period
---------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
---------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $190      $589      $1,013     $2,192
  EQ/Large Cap Growth Index              $224      $691      $1,183     $2,539
  EQ/Large Cap Value Index               $228      $703      $1,205     $2,582
  EQ/Large Cap Value PLUS                $212      $656      $1,125     $2,421
  EQ/Mid Cap Index                       $223      $687      $1,178     $2,529
  EQ/Quality Bond PLUS                   $209      $646      $1,109     $2,389
---------------------------------------------------------------------------------

     (1) Please see "When withdrawal charges do not apply" in "Charges and expenses" in the prospectus for more information on withdrawal charge waivers upon annuitization.


EQUI-VEST(R) SERIES 300 CONTRACTS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                      If you annuitize at the end of the
                                                                                       applicable time period and select
                                                                                     a non-life contingent period certain
                                         If you surrender your contract at the           annuity option with less than
                                           end of the applicable time period                       ten years
------------------------------------------------------------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $753     $1,199     $1,645      $2,258     N/A       $1,199     $1,645      $2,258
  EQ/Large Cap Growth Index              $780     $1,280     $1,789      $2,550     N/A       $1,280     $1,789      $2,550
  EQ/Large Cap Value Index               $784     $1,291     $1,810      $2,593     N/A       $1,291     $1,810      $2,593
  EQ/Large Cap Value PLUS                $769     $1,247     $1,730      $2,432     N/A       $1,247     $1,730      $2,432
  EQ/Mid Cap Index                       $779     $1,277     $1,783      $2,539     N/A       $1,277     $1,783      $2,539
  EQ/Quality Bond PLUS                   $766     $1,238     $1,714      $2,400     N/A       $1,238     $1,714      $2,400
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                        If you do not surrender your contract
                                             at the end of the applicable
                                                     time period
--------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $197      $608      $1,045     $2,258
  EQ/Large Cap Growth Index              $225      $694      $1,189     $2,550
  EQ/Large Cap Value Index               $229      $706      $1,210     $2,593
  EQ/Large Cap Value PLUS                $213      $659      $1,130     $2,432
  EQ/Mid Cap Index                       $224      $691      $1,183     $2,539
  EQ/Quality Bond PLUS                   $210      $649      $1,114     $2,400
--------------------------------------------------------------------------------

EQUI-VEST(R) SERIES 400 CONTRACTS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                      If you annuitize at the end of the
                                                                                       applicable time period and select
                                                                                     a non-life contingent period certain
                                         If you surrender your contract at the           annuity option with less than
                                           end of the applicable time period                       ten years
------------------------------------------------------------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $818     $1,392     $1,988      $2,947     N/A       $1,392     $1,988      $2,947
  EQ/Large Cap Growth Index              $844     $1,472     $2,126      $3,221     N/A       $1,472     $2,126      $3,221
  EQ/Large Cap Value Index               $848     $1,484     $2,146      $3,260     N/A       $1,484     $2,146      $3,260
  EQ/Large Cap Value PLUS                $833     $1,440     $2,071      $3,110     N/A       $1,440     $2,071      $3,110
  EQ/Mid Cap Index                       $843     $1,469     $2,121      $3,211     N/A       $1,469     $2,121      $3,211
  EQ/Quality Bond PLUS                   $830     $1,431     $2,056      $3,080     N/A       $1,431     $2,056      $3,080
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                        If you do not surrender your contract
                                             at the end of the applicable
                                                     time period
--------------------------------------------------------------------------------
  EQ ADVISORS TRUST:                     1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $265      $813      $1,388     $2,947
  EQ/Large Cap Growth Index              $293      $898      $1,528     $3,221
  EQ/Large Cap Value Index               $297      $910      $1,549     $3,260
  EQ/Large Cap Value PLUS                $282      $864      $1,471     $3,110
  EQ/Mid Cap Index                       $292      $895      $1,523     $3,211
  EQ/Quality Bond PLUS                   $279      $854      $1,456     $3,080
--------------------------------------------------------------------------------

EQUI-VEST(R) SERIES 500 CONTRACTS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                      If you annuitize at the end of the
                                                                                       applicable time period and select
                                                                                     a non-life contingent period certain
                                         If you surrender your contract at the           annuity option with less than
                                           end of the applicable time period                       ten years
------------------------------------------------------------------------------------------------------------------------------------
                                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $763     $1,229     $1,698      $2,367     N/A       $1,229     $1,698      $2,367
  EQ/Large Cap Growth Index              $790     $1,309     $1,841      $2,656     N/A       $1,309     $1,841      $2,656
  EQ/Large Cap Value Index               $794     $1,321     $1,863      $2,698     N/A       $1,321     $1,863      $2,698
  EQ/Large Cap Value PLUS                $779     $1,277     $1,783      $2,539     N/A       $1,277     $1,783      $2,539
  EQ/Mid Cap Index                       $789     $1,306     $1,836      $2,645     N/A       $1,306     $1,836      $2,645
  EQ/Quality Bond PLUS                   $776     $1,268     $1,767      $2,507     N/A       $1,268     $1,767      $2,507
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                        If you do not surrender your contract
                                             at the end of the applicable
                                                     time period
--------------------------------------------------------------------------------
  EQ ADVISORS TRUST:                    1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock      $207      $640      $1,098     $2,367
  EQ/Large Cap Growth Index              $236      $725      $1,241     $2,656
  EQ/Large Cap Value Index               $240      $738      $1,263     $2,698
  EQ/Large Cap Value PLUS                $224      $691      $1,183     $2,539
  EQ/Mid Cap Index                       $234      $722      $1,236     $2,645
  EQ/Quality Bond PLUS                   $221      $681      $1,167     $2,507
--------------------------------------------------------------------------------


    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                             Life Insurance Company.


  Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC,
                          1290 Avenue of the Americas,
                               New York, NY 10104.


                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received, and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. The Portfolios discussed below may not be available in all contracts. As applicable to your contract, please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/FI Mid Cap                           EQ/Mid Cap Index
   -----------------------------------------------------------------------------
   EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
   -----------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:


   ------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                          Investment Manager (or Sub-Adviser(s), as
   Portfolio Name                 Objective                       applicable)
   ------------------------------------------------------------------------------------------------------------
   Multimanager Mid Cap Value     Long-term growth of capital.    o AXA Rosenberg Investment Management LLC
                                                                  o Tradewinds Global Investors, LLC
                                                                  o Wellington Management Company, LLP
   ------------------------------------------------------------------------------------------------------------

888-529 (11/08)                                                 140644 (11/08)
NB/IF (AR)                                                              x02272

   --------------------------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                                              Investment Manager (or Sub-Adviser(s), as
   Portfolio Name                 Objective                                           applicable)
   --------------------------------------------------------------------------------------------------------------------------------
   EQ/International Core PLUS     Seeks to achieve long-term growth of capital.       o AXA Equitable
                                                                                      o Hirayama Investments, LLC
                                                                                      o SSgA Funds Management, Inc.
                                                                                      o Wentworth Hauser and Violich, Inc.
   --------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Core PLUS         Seeks to achieve long-term growth of capital with   o AXA Equitable
                                  a secondary objective to seek reasonable current    o Institutional Capital LLC
                                  income. For purposes of this Portfolio, the words   o SSgA Funds Management, Inc.
                                  "reasonable current income" mean moderate income.
   --------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Growth PLUS       Seeks to provide long-term capital growth.          o AXA Equitable
                                                                                      o Marsico Capital Management, LLC
                                                                                      o SSgA Funds Management, Inc.
   --------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Value Index       Seeks to achieve long-term growth of capital.       o SSgA Funds Management, Inc.
   --------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Value PLUS        Seeks to achieve capital appreciation.              o AXA Equitable
                                                                                      o AllianceBernstein L.P.
   --------------------------------------------------------------------------------------------------------------------------------
   EQ/Mid Cap Index               Seeks to achieve long-term growth of capital.       o SSgA Funds Management, Inc.
   --------------------------------------------------------------------------------------------------------------------------------
   EQ/Mid Cap Value PLUS          Seeks to achieve long-term capital appreciation.    o AXA Equitable
                                                                                      o SSgA Funds Management, Inc.
                                                                                      o Wellington Management Company LLP
   --------------------------------------------------------------------------------------------------------------------------------
   EQ/Quality Bond PLUS           Seeks to achieve high current income consistent     o AllianceBernstein L.P.
                                  with moderate risk to capital.                      o SSgA Funds Management, Inc.
   --------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

   ---------------------------------------------------------------------------------------------------------------------------------
                                                                          Acquired     Total Annual    Fee Waivers      Net Total
                                                                         Fund Fees       Expenses        and/or          Annual
                                                                       and Expenses      (Before         Expense        Expenses
                                     Management    12b-1      Other    (Underlying       Expense       Reimburse-    (After Expense
   Portfolio Name                       Fees        Fees    Expenses    Portfolios)    Limitations)       ments        Limitations)
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ Advisors Trust:
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/AllianceBernstein Common Stock    0.35%         --      0.11%         --             0.46%            --             0.46%
   EQ/Large Cap Growth Index            0.35%       0.25%     0.13%         --             0.73%            --             0.73%
   EQ/Large Cap Value Index             0.35%       0.25%     0.17%         --             0.77%            --             0.77%
   EQ/Large Cap Value PLUS              0.46%         --      0.16%         --             0.62%            --             0.62%
   EQ/Mid Cap Index                     0.35%       0.25%     0.12%         --             0.72%            --             0.72%
   EQ/Quality Bond PLUS                 0.40%         --      0.19%         --             0.59%            --             0.59%

The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.)

EQUI-VEST(R) SERIES 100 AND 200 CONTRACTS --
FOR TSA, UNIVERSITY TSA, SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:

------------------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your contract                                      If you do not surrender your
                                            at the end of the       If you annuitize at the end of      contract at the end of the
                                         applicable time period       the applicable time period(1)         applicable time period
                                   -------------------------------------------------------------------------------------------------
                                     1       3        5       10       1       3        5       10       1      3       5       10
                                   year    years    years    years   year    years    years    years   year   years   years    years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock  $747   $1,181   $1,642   $2,558    N/A   $1,181   $1,642   $2,558   $190   $589   $1,013   $2,192
EQ/Large Cap Growth Index          $779   $1,277   $1,802   $2,894    N/A   $1,277   $1,802   $2,894   $224   $691   $1,183   $2,539
EQ/Large Cap Value Index           $783   $1,288   $1,822   $2,935    N/A   $1,288   $1,822   $2,935   $228   $703   $1,205   $2,582
EQ/Large Cap Value PLUS            $768   $1,244   $1,747   $2,780    N/A   $1,244   $1,747   $2,780   $212   $656   $1,125   $2,421
EQ/Mid Cap Index                   $778   $1,274   $1,797   $2,883    N/A   $1,274   $1,797   $2,883   $223   $687   $1,178   $2,529
EQ/Quality Bond PLUS               $765   $1,235   $1,732   $2,748    N/A   $1,235   $1,732   $2,748   $209   $646   $1,109   $2,389
------------------------------------------------------------------------------------------------------------------------------------

(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" in the prospectus for more information on withdrawal charge waivers upon annuitization.

EQUI-VEST(R) SERIES 200 TRUSTEED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your contract                                      If you do not surrender your
                                            at the end of the       If you annuitize at the end of      contract at the end of the
                                         applicable time period       the applicable time period(1)         applicable time period
                                   -------------------------------------------------------------------------------------------------
                                     1       3        5       10       1       3        5       10       1      3       5       10
                                   year    years    years    years   year    years    years    years   year   years   years    years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock   $747   $1,181   $1,613   $2,192   N/A    $1,181   $1,613   $2,192  $190   $589   $1,013   $2,192
EQ/Large Cap Growth Index           $779   $1,277   $1,783   $2,539   N/A    $1,277   $1,783   $2,539  $224   $691   $1,183   $2,539
EQ/Large Cap Value Index            $783   $1,288   $1,805   $2,582   N/A    $1,288   $1,805   $2,582  $228   $703   $1,205   $2,582
EQ/Large Cap Value PLUS             $768   $1,244   $1,725   $2,421   N/A    $1,244   $1,725   $2,421  $212   $656   $1,125   $2,421
EQ/Mid Cap Index                    $778   $1,274   $1,778   $2,529   N/A    $1,274   $1,778   $2,529  $223   $687   $1,178   $2,529
EQ/Quality Bond PLUS                $765   $1,235   $1,709   $2,389   N/A    $1,235   $1,709   $2,389  $209   $646   $1,109   $2,389
------------------------------------------------------------------------------------------------------------------------------------

(1) Please see "When withdrawal charges do not apply" in "Charges and expenses" in the prospectus for more information on withdrawal charge waivers upon annuitization.

EQUI-VEST(R) SERIES 300 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     If you annuitize at the end of
                                                                       the applicable time period
                                   If you surrender your contract        and select a non-life          If you do not surrender your
                                           at the end of the        contingent period certain annuity    contract at the end of the
                                         applicable time period      option with less than ten years       applicable time period
                                   -------------------------------------------------------------------------------------------------
                                     1       3        5       10      1       3         5        10       1     3       5       10
                                   year    years    years    years  year    years     years     years   year  years   years   years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock  $753   $1,199   $1,645   $2,258   N/A   $1,199    $1,645    $2,258   $197   $608   $1,045  $2,258
EQ/Large Cap Growth Index          $780   $1,280   $1,789   $2,550   N/A   $1,280    $1,789    $2,550   $225   $694   $1,189  $2,550
EQ/Large Cap Value Index           $784   $1,291   $1,810   $2,593   N/A   $1,291    $1,810    $2,593   $229   $706   $1,210  $2,593
EQ/Large Cap Value PLUS            $769   $1,247   $1,730   $2,432   N/A   $1,247    $1,730    $2,432   $213   $659   $1,130  $2,432
EQ/Mid Cap Index                   $779   $1,277   $1,783   $2,539   N/A   $1,277    $1,783    $2,539   $224   $691   $1,183  $2,539
EQ/Quality Bond PLUS               $766   $1,238   $1,714   $2,400   N/A   $1,238    $1,714    $2,400   $210   $649   $1,114  $2,400
------------------------------------------------------------------------------------------------------------------------------------

EQUI-VEST(R) SERIES 400 CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     If you annuitize at the end of
                                                                         the applicable time period
                                   If you surrender your contract         and select a non-life         If you do not surrender your
                                           at the end of the         contingent period certain annuity   contract at the end of the
                                         applicable time period       option with less than ten years      applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                     1       3        5       10       1       3        5        10       1     3       5       10
                                   year    years    years    years   year    years    years     years   year  years   years   years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock  $818   $1,392   $1,988   $2,947   N/A    $1,392   $1,988    $2,947   $265   $813   $1,388  $2,947
EQ/Large Cap Growth Index          $844   $1,472   $2,126   $3,221   N/A    $1,472   $2,126    $3,221   $293   $898   $1,528  $3,221
EQ/Large Cap Value Index           $848   $1,484   $2,146   $3,260   N/A    $1,484   $2,146    $3,260   $297   $910   $1,549  $3,260
EQ/Large Cap Value PLUS            $833   $1,440   $2,071   $3,110   N/A    $1,440   $2,071    $3,110   $282   $864   $1,471  $3,110
EQ/Mid Cap Index                   $843   $1,469   $2,121   $3,211   N/A    $1,469   $2,121    $3,211   $292   $895   $1,523  $3,211
EQ/Quality Bond PLUS               $830   $1,431   $2,056   $3,080   N/A    $1,431   $2,056    $3,080   $279   $854   $1,456  $3,080
------------------------------------------------------------------------------------------------------------------------------------


   EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company. Co-distributed by affiliates AXA Advisors, LLC and
    AXA Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS AND PROSPECTUS SUPPLEMENT FOR EQUI-VEST(R) VANTAGESM ADDITIONAL CONTRIBUTIONS TAX-SHELTERED
(ACTS) PROGRAM

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus, supplement to prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")

1.  PORTFOLIO NAME CHANGES

    The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    -------------------------------------------------------------------
    Existing Portfolio Name             New Portfolio Name
    -------------------------------------------------------------------
    EQ/AllianceBernstein Value          EQ/Large Cap Value PLUS
    -------------------------------------------------------------------
    EQ/FI Mid Cap                       EQ/Mid Cap Index
    -------------------------------------------------------------------

2.  PORTFOLIO SUB-ADVISER CHANGES

    Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the Prospectus:

    --------------------------------------------------------------------------------------------------------------------
    EQ Advisors Trust                                                           Investment Manager (or Sub-Adviser(s),
    Portfolio Name               Objective                                      as applicable)
    --------------------------------------------------------------------------------------------------------------------
    EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.         o AXA Equitable
                                                                                o AllianceBernstein L.P.
    --------------------------------------------------------------------------------------------------------------------
    EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.  o SSgA Funds Management, Inc.
    --------------------------------------------------------------------------------------------------------------------

3.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock and EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.


888-530 (11/08)                                                   140645 (11/08)
NB/IF (AR)                                                                x02284

-----------------------------------------------------------------------------------------------------------------------------
                                                                   Acquired     Total Annual    Fee Waivers       Net Total
                                                                   Fund Fees       Expenses        and/or          Annual
                                                                 and Expenses      (Before         Expense        Expenses
                              Management     12b-1     Other     (Underlying       Expense       Reimburse-    (After Expense
Portfolio Name                   Fees        Fees     Expenses    Portfolios)    Limitations)       ments       Limitations)
-----------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common
  Stock                         0.35% k       0.25%     0.11%          --            0.71%            --            0.71%
EQ/Large Cap Value PLUS         0.46%         0.25%     0.16%          --            0.87%            --            0.87%
EQ/Mid Cap Index                0.35%         0.25%     0.12%          --            0.72%            --            0.72%
-----------------------------------------------------------------------------------------------------------------------------

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.)


-----------------------------------------------------------------------------------------------------------------
                                                                      If you surrender or do not surrender your
                              If you annuitize at the end of the             contract at the end of the
                                    applicable time period                      applicable time period
                           --------------------------------------------------------------------------------------
                            1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein
  Common Stock              N/A        $810      $1,144      $2,088      $148      $460       $794      $1,738
EQ/Large Cap Value PLUS     N/A        $861      $1,231      $2,271      $165      $511       $881      $1,921
EQ/Mid Cap Index            N/A        $813      $1,150      $2,100      $149      $463       $800      $1,750




  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company. Co-distributed by affiliates AXA Advisors, LLC and AXA
       Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS AND PROSPECTUS SUPPLEMENT FOR EQUI-VEST(R) TSA ADVANTAGE
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus, supplement to prospectus and statement of additional information you received, and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")


1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


--------------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/FI Mid Cap                           EQ/Mid Cap Index
--------------------------------------------------------------------------------
  EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
--------------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                       applicable)
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                              o Tradewinds Global Investors, LLC
                                                              o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------



IF (AR)                                                                 x02285

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                           o Hirayama Investments, LLC
                                                                                           o SSgA Funds Management, Inc.
                                                                                           o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a         o AXA Equitable
                               secondary objective to seek reasonable current income.      o Institutional Capital LLC
                               For purposes of this Portfolio, the words "reasonable       o SSgA Funds Management, Inc.
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.                  o AXA Equitable
                                                                                           o Marsico Capital Management, LLC
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.               o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                      o AXA Equitable
                                                                                           o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.               o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.            o AXA Equitable
                                                                                           o SSgA Funds Management, Inc.
                                                                                           o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS         Seeks to achieve high current income consistent with        o AllianceBernstein L.P.
                               moderate risk to capital.                                   o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Acquired     Total Annual    Fee Waivers      Net Total
                                                                        Fund Fees       Expenses        and/or          Annual
                                                                       and Expenses      (Before         Expense        Expenses
                                     Management     12b-1     Other    (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                        Fees         Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock   0.35%         0.25%     0.11%           --        0.71%                --        0.71%
  EQ/Large Cap Growth Index           0.35%         0.25%     0.13%           --        0.73%                --        0.73%
  EQ/Large Cap Value Index            0.35%         0.25%     0.17%           --        0.77%                --        0.77%
  EQ/Large Cap Value PLUS             0.46%         0.25%     0.16%           --        0.87%                --        0.87%
  EQ/Mid Cap Index                    0.35%         0.25%     0.12%           --        0.72%                --        0.72%
  EQ/Quality Bond PLUS                0.40%         0.25%     0.19%           --        0.84%                --        0.84%
------------------------------------------------------------------------------------------------------------------------------------

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.)



------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract at the   If you annuitize at the end of the
                                       end of the applicable time period          applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                         1       3         5        10        1       3         5        10
 Portfolio Name                        year    years     years     years    year    years     years     years
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $842   $1,466    $2,116    $3,201    N/A    $1,466    $2,116    $3,201
  EQ/Large Cap Growth Index            $844   $1,472    $2,126    $3,221    N/A    $1,472    $2,126    $3,221
  EQ/Large Cap Value Index             $848   $1,484    $2,146    $3,260    N/A    $1,484    $2,146    $3,260
  EQ/Large Cap Value PLUS              $858   $1,513    $2,194    $3,359    N/A    $1,513    $2,194    $3,359
  EQ/Mid Cap Index                     $843   $1,469    $2,121    $3,211    N/A    $1,469    $2,121    $3,211
  EQ/Quality Bond PLUS                 $855   $1,504    $2,179    $3,330    N/A    $1,504    $2,179    $3,330
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      If you do not surrender your contract
                                    at the end of the applicable time period
--------------------------------------------------------------------------------
                                        1      3        5         10
 Portfolio Name                        year   years    years     years
--------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $291   $892    $1,518    $3,201
  EQ/Large Cap Growth Index            $293   $898    $1,528    $3,221
  EQ/Large Cap Value Index             $297   $910    $1,549    $3,260
  EQ/Large Cap Value PLUS              $308   $942    $1,600    $3,359
  EQ/Mid Cap Index                     $292   $895    $1,523    $3,211
  EQ/Quality Bond PLUS                 $305   $932    $1,584    $3,330
--------------------------------------------------------------------------------

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
              Life Insurance Company (AXA Equitable). EQUI-VEST(R)
    TSA Advantage(SM) is a service mark of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS AND PROSPECTUS SUPPLEMENT FOR EQUI-VEST(R) VANTAGE(SM)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus, supplement to prospectus and statement of additional information you received, and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1.   PORTFOLIO NAME CHANGES

     The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

     ---------------------------------------------------------------------------
     Existing Portfolio Name                 New Portfolio Name
     ---------------------------------------------------------------------------
     EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
     ---------------------------------------------------------------------------
     EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
     ---------------------------------------------------------------------------
     EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
     ---------------------------------------------------------------------------
     EQ/FI Mid Cap                           EQ/Mid Cap Index
     ---------------------------------------------------------------------------
     EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
     ---------------------------------------------------------------------------

2.   PORTFOLIO SUB-ADVISER CHANGES

     Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the Prospectus:

     -----------------------------------------------------------------------------------------------------------
     AXA Premier VIP Trust                                         Investment Manager (or Sub-Adviser(s), as
     Portfolio Name               Objective                        applicable)
     -----------------------------------------------------------------------------------------------------------
     Multimanager Mid Cap Value   Long-term growth of capital.     o AXA Rosenberg Investment Management LLC
                                                                   o Tradewinds Global Investors, LLC
                                                                   o Wellington Management Company, LLP
     -----------------------------------------------------------------------------------------------------------



888-531 (11/08)                                                   140646 (11/08)
NB/IF (AR)                                                                x02286

     -------------------------------------------------------------------------------------------------------------------------------
     EQ Advisors Trust                                                                   Investment Manager (or Sub-Adviser(s), as
     Portfolio Name              Objective                                               applicable)
     -------------------------------------------------------------------------------------------------------------------------------
     EQ/International Core PLUS  Seeks to achieve long-term growth of capital.            o Hirayama Investments, LLC
                                                                                          o SSgA Funds Management, Inc.
     -------------------------------------------------------------------------------------------------------------------------------
     EQ/Large Cap Core PLUS      Seeks to achieve long-term growth of capital with a
                                 secondary objective to seek reasonable current income.   o SSgA Funds Management, Inc.
                                 For purposes of this Portfolio, the words "reasonable
                                 current income" mean moderate income.
     -------------------------------------------------------------------------------------------------------------------------------
     EQ/Large Cap Growth PLUS    Seeks to provide long-term capital growth.               o SSgA Funds Management, Inc.
     -------------------------------------------------------------------------------------------------------------------------------
     EQ/Large Cap Value Index    Seeks to achieve long-term growth of capital.            o SSgA Funds Management, Inc.
     -------------------------------------------------------------------------------------------------------------------------------
     EQ/Mid Cap Index            Seeks to achieve long-term growth of capital.            o SSgA Funds Management, Inc.
     -------------------------------------------------------------------------------------------------------------------------------
     EQ/Mid Cap Value PLUS       Seeks to achieve long-term capital appreciation.         o SSgA Funds Management, Inc.
     -------------------------------------------------------------------------------------------------------------------------------
     EQ/Quality Bond PLUS        Seeks to achieve high current income consistent with     o AllianceBernstein L.P.
                                 moderate risk to capital.                                o SSgA Funds Management, Inc.
     -------------------------------------------------------------------------------------------------------------------------------

3.   FEE TABLE

     The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

----------------------------------------------------------------------------------------------------------------------------------
                                                                          Acquired     Total Annual    Fee Waivers     Net Total
                                                                         Fund Fees       Expenses        and/or         Annual
                                                                       and Expenses      (Before         Expense       Expenses
                                      Management    12b-1      Other    (Underlying       Expense       Reimburse-  (After Expense
Portfolio Name                           Fees        Fees    Expenses    Portfolios)    Limitations)      ments       Limitations)
----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock        0.35%       0.25%     0.11%         --            0.71%            --          0.71%
EQ/Large Cap Growth Index                0.35%       0.25%     0.13%         --            0.73%            --          0.73%
EQ/Large Cap Value Index                 0.35%       0.25%     0.17%         --            0.77%            --          0.77%
EQ/Large Cap Value PLUS                  0.46%       0.25%     0.16%         --            0.87%            --          0.87%
EQ/Mid Cap Index                         0.35%       0.25%     0.12%         --            0.72%            --          0.72%
EQ/Quality Bond PLUS                     0.40%       0.25%     0.19%         --            0.84%            --          0.84%
----------------------------------------------------------------------------------------------------------------------------------

     The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.)

----------------------------------------------------------------------------------------------------------------
                                       If you surrender your contract at      If you annuitize at the end of the
                                      the end of the applicable time period          applicable time period
----------------------------------------------------------------------------------------------------------------
                                         1       3         5        10        1       3         5        10
Portfolio Name                         year    years     years     years    year    years     years     years
----------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock      $804   $1,231    $1,568    $2,133    N/A    $1,231    $1,568    $2,133
EQ/Large Cap Growth Index              $806   $1,237    $1,578    $2,156    N/A    $1,237    $1,578    $2,156
EQ/Large Cap Value Index               $810   $1,249    $1,599    $2,200    N/A    $1,249    $1,599    $2,200
EQ/Large Cap Value PLUS                $820   $1,278    $1,649    $2,309    N/A    $1,278    $1,649    $2,309
EQ/Mid Cap Index                       $805   $1,234    $1,573    $2,144    N/A    $1,234    $1,573    $2,144
EQ/Quality Bond PLUS                   $817   $1,269    $1,634    $2,277    N/A    $1,269    $1,634    $2,277
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                         If you do not surrender your
                                                   contract
                                      at the end of the applicable time
                                                    period
-------------------------------------------------------------------------
                                          1      3        5         10
Portfolio Name                          year   years    years     years
-------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock      $185   $572    $  984    $2,133
EQ/Large Cap Growth Index              $187   $578    $  995    $2,156
EQ/Large Cap Value Index               $191   $591    $1,016    $2,200
EQ/Large Cap Value PLUS                $202   $623    $1,070    $2,309
EQ/Mid Cap Index                       $186   $575    $  989    $2,144
EQ/Quality Bond PLUS                   $198   $613    $1,054    $2,277
-------------------------------------------------------------------------


EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). EQUI-VEST(R) Vantage(SM) is a service mark of
     AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA
      Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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